Earnings per share (Details) - RUB (₽) ₽ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share
Net profit attributable to ordinary equity holders of the parent for basic earnings	₽ 8,842	₽ 4,832	₽ 3,584
Weighted average number of ordinary shares for basic earnings per share	62,251,274	61,788,024	61,202,710
Effect of share-based payments	165,196	476,420	522,116
Weighted average number of ordinary shares for diluted earnings per share	62,416,470	62,264,444	61,724,826
Basic, profit attributable to ordinary equity holders of the parent	₽ 142.04	₽ 78.20	₽ 58.56
Diluted, profit attributable to ordinary equity holders of the parent	₽ 141.66	₽ 77.60	₽ 58.06